Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024
Summary of Significant Accounting Policies
Inventories	$ 230,197	$ 114,645	$ 192,081
Cash	$ 549,755	55,434	546,555
FDIC insurance			250,000
Federally insured limit			$ 296,555
Property and equipment useful life	5 years
Impairment loss		$ 6,125